Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 26,618	$ 26,419
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,248	24,191
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,370	$ 2,228